Shareholder Report, Holdings (Details) - C000241222	Jun. 30, 2026
FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.80%
FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.30%
FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.30%
FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.10%
FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.70%
FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.20%
FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
FR_15189T107
Holdings [Line Items]
Percent of Net Asset Value	3.00%
FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
FR_49271V100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.10%
AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%